Income Taxes (Details) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Net operating loss carryforwards	$ 101,335	$ 8,930
Total deferred tax assets	101,355	8,930
Less: valuation allowance	(101,355)	(8,930)
Net deferred tax assets	$ 0	$ 0